Details of Subsidiaries that have Material Non-Controlling Interests - Additional Information (Detail) - USD ($)			6 Months Ended
	Apr. 28, 2021	Oct. 15, 2019	Jun. 30, 2021	Mar. 23, 2021	Oct. 31, 2019
Statement [Line Items]
Gain on dilution of subsidiary			$ 2,307,735
Non-controlling interests derecognized due to gain on dilution of subsidiary			$ (31,717)
Jaguahr Therapeutics Pte. Ltd
Statement [Line Items]
Proportion of ownership interest in joint venture		55.00%
Gain on dilution of subsidiary	$ 2,307,735
Reversal of capital reserve	1,376,349
Non-controlling interests derecognized due to gain on dilution of subsidiary	$ 31,717
Percenatge of the fair value of net identifiable assets	35.00%
Jaguahr Therapeutics Pte. Ltd | First Tranche [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture	35.00%
Jaguahr Therapeutics Pte. Ltd | Second Tranche [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture	55.00%
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member]
Statement [Line Items]
Investments in joint ventures	$ 5,000,000
Number of shares issued	80,000			80,000
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | First Tranche [Member]
Statement [Line Items]
Loans and receivables					$ 2,500,000
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | Second Tranche [Member]
Statement [Line Items]
Loans and receivables	$ 2,500,000			$ 2,500,000
Jaguahr Therapeutics Pte. Ltd | Bottom of Range
Statement [Line Items]
Proportion of ownership interest in joint venture	35.00%
Jaguahr Therapeutics Pte. Ltd | Top of Range
Statement [Line Items]
Proportion of ownership interest in joint venture	55.00%